Summary of Significant Accounting Policies	6 Months Ended
Jun. 30, 2012
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
NOTE 2: SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

(a)
Basis of presentation: The accompanying interim condensed consolidated financial statements are unaudited, but, in the opinion of management, reflect all adjustments for a fair statement of Navios Holdings' consolidated financial positions, statement of stockholders' equity, statements of comprehensive income and cash flows for the periods presented. Adjustments consist of normal, recurring entries. The results of operations for the interim periods are not necessarily indicative of results for the full year. The footnotes are condensed as permitted by the requirements for interim financial statements and accordingly, do not include information and disclosures required under United States generally accepted accounting principles ("U.S.GAAP") for complete financial statements. The December 31, 2011 balance sheet data was derived from audited financial statements, but does not include all disclosures required by U.S. GAAP. These interim financial statements should be read in conjunction with the Company's consolidated financial statements and notes included in the Company's Form 6-K dated July 20, 2012 and in the Company's 2011 management discussion and analysis in the annual report filed on Form 20-F with the Securities and Exchange Commission ("SEC"). Where necessary, comparative figures have been reclassified to conform to changes in the presentation in the current year.

(b)
Principles of consolidation: The accompanying interim condensed consolidated financial statements include the accounts of Navios Holdings, a Marshall Islands corporation, and its majority owned subsidiaries. All significant intercompany balances and transactions have been eliminated in the consolidated statements.

Subsidiaries: Subsidiaries are those entities in which the Company has an interest of more than one half of the voting rights or otherwise has power to govern the financial and operating policies. The acquisition method of accounting is used to account for the acquisition of subsidiaries. The cost of an acquisition is measured as the fair value of the assets given up, shares issued or liabilities undertaken at the date of acquisition. The excess of the cost of acquisition over the fair value of the net assets acquired and liabilities assumed is recorded as goodwill.
Investments in Affiliates: Affiliates are entities over which the Company generally has between 20% and 50% of the voting rights, or over which the Company has significant influence, but it does not exercise control. Investments in these entities are accounted for under the equity method of accounting. Under this method, the Company records an investment in the stock of an affiliate at cost, and adjusts the carrying amount for its share of the earnings or losses of the affiliate subsequent to the date of investment and reports the recognized earnings or losses in income. Dividends received from an affiliate reduce the carrying amount of the investment. When the Company's share of losses in an affiliate equals or exceeds its interest in the affiliate, the Company does not recognize further losses, unless the Company has incurred obligations or made payments on behalf of the affiliate.
Affiliates included in the financial statements accounted for under the equity method
In the consolidated financial statements of Navios Holdings, the following entities are included as affiliates and are accounted for under the equity method for such periods during which such entities were affiliates of Navios Holdings: (i) Navios Partners and its subsidiaries (ownership interest as of June 30, 2012 was 25.2%, which includes a 2% general partner interest); (ii) Navios Acquisition and its subsidiaries (ownership interest as of June 30, 2012 was 53.96%) and (iii) Acropolis Chartering and Shipping Inc. (ownership interest as of June 30, 2012 was 50%).
Entities included in the consolidation:
		Effective
	Nature /	Ownership	Country of	Statement of Operations
Company Name	Vessel Name	Interest	Incorporation	2012	2011
Navios Maritime Holdings Inc.	Holding Company	100%	Marshall Is.	1/1 — 6/30	1/1 — 6/30
Navios Corporation	Sub-Holding Company	100%	Marshall Is.	1/1 — 6/30	1/1 — 6/30
Navios International Inc.	Operating Company	100%	Marshall Is.	1/1 — 6/30	1/1 — 6/30
Navimax Corporation	Operating Company	100%	Marshall Is.	1/1 — 6/30	1/1 — 6/30
Navios Handybulk Inc.	Operating Company	100%	Marshall Is.	1/1 — 6/30	1/1 — 6/30
Hestia Shipping Ltd.	Operating Company	100%	Malta	1/1 — 6/30	1/1 — 6/30
Anemos Maritime Holdings Inc.	Sub-Holding Company	100%	Marshall Is.	1/1 — 6/30	1/1 — 6/30
Navios ShipManagement Inc.	Management Company	100%	Marshall Is.	1/1 — 6/30	1/1 — 6/30
NAV Holdings Limited	Sub-Holding Company	100%	Malta	1/1 — 6/30	1/1 — 6/30
Kleimar N.V.	Operating Company/Vessel	100%	Belgium	1/1 — 6/30	1/1 — 6/30
	Owning Company
Kleimar Ltd.	Operating Company	100%	Marshall Is.	1/1 — 6/30	1/1 — 6/30
Bulkinvest S.A.	Operating Company	100%	Luxembourg	1/1 — 6/30	1/1 — 6/30
Primavera Shipping Corporation	Operating Company	100%	Marshall Is.	1/1 — 6/30	1/1 — 6/30
Ginger Services Co.	Operating Company	100%	Marshall Is.	1/1 — 6/30	1/1 — 6/30
Aquis Marine Corp.	Sub-Holding Company	100%	Marshall Is.	1/1 — 6/30	1/1 — 6/30
Navios Tankers Management Inc.	Management Company	100%	Marshall Is.	1/1 — 6/30	1/1 — 6/30
Astra Maritime Corporation	Vessel Owning Company	100%	Marshall Is.	1/1 — 6/30	1/1 — 6/30
Achilles Shipping Corporation	Operating Company	100%	Marshall Is.	1/1 — 6/30	1/1 — 6/30
Apollon Shipping Corporation	Operating Company	100%	Marshall Is.	1/1 — 6/30	1/1 — 6/30
Herakles Shipping Corporation	Operating Company	100%	Marshall Is.	1/1 — 6/30	1/1 — 6/30
Hios Shipping Corporation	Operating Company	100%	Marshall Is.	1/1 — 6/30	1/1 — 6/30
Ionian Shipping Corporation	Operating Company	100%	Marshall Is.	1/1 — 6/30	1/1 — 6/30
Kypros Shipping Corporation	Operating Company	100%	Marshall Is.	1/1 — 6/30	1/1 — 6/30
Meridian Shipping Enterprises Inc.	Vessel Owning Company	100%	Marshall Is.	1/1 — 6/30	1/1 — 6/30
Mercator Shipping Corporation	Vessel Owning Company	100%	Marshall Is.	1/1 — 6/30	1/1 — 6/30
Arc Shipping Corporation	Vessel Owning Company	100%	Marshall Is.	1/1 — 6/30	1/1 — 6/30
Horizon Shipping Enterprises Corporation	Vessel Owning Company	100%	Marshall Is.	1/1 — 6/30	1/1 — 6/30
Magellan Shipping Corporation	Vessel Owning Company	100%	Marshall Is.	1/1 — 6/30	1/1 — 6/30
Aegean Shipping Corporation	Operating Company	100%	Marshall Is.	1/1 — 6/30	1/1 — 6/30
Star Maritime Enterprises Corporation	Vessel Owning Company	100%	Marshall Is.	1/1 — 6/30	1/1 — 6/30
Corsair Shipping Ltd.	Vessel Owning Company	100%	Marshall Is	1/1 — 6/30	1/1 — 6/30
Rowboat Marine Inc.	Vessel Owning Company	100%	Marshall Is	1/1 — 6/30	1/1 — 6/30
Beaufiks Shipping Corporation	Vessel Owning Company	100%	Marshall Is	1/1 — 6/30	1/1 — 6/30
Nostos Shipmanagement Corp.	Vessel Owning Company	100%	Marshall Is.	1/1 — 6/30	1/1 — 6/30
Portorosa Marine Corporation	Vessel Owning Company	100%	Marshall Is.	1/1 — 6/30	1/1 — 6/30
Shikhar Ventures S.A.	Vessel Owning Company	100%	Liberia	1/1 — 6/30	1/1 — 6/30
Sizzling Ventures Inc.	Operating Company	100%	Liberia	1/1 — 6/30	1/1 — 6/30
Rheia Associates Co.	Operating Company	100%	Marshall Is.	1/1 — 6/30	1/1 — 6/30
Taharqa Spirit Corp.	Operating Company	100%	Marshall Is.	1/1 — 6/30	1/1 — 6/30
Rumer Holding Ltd.	Vessel Owning Company	100%	Marshall Is.	1/1 — 6/30	1/1 — 6/30
Pharos Navigation S.A.	Vessel Owning Company	100%	Marshall Is.	1/1 — 6/30	1/1 — 6/30
Pueblo Holdings Ltd.	Vessel Owning Company	100%	Marshall Is.	1/1 — 6/30	1/1 — 6/30
Quena Shipmanagement Inc.	Operating Company	100%	Marshall Is.	1/1 — 6/30	1/1 — 6/30
Orbiter Shipping Corp.	Vessel Owning Company	100%	Marshall Is.	—	1/1 — 5/18
Aramis Navigation Inc.	Vessel Owning Company	100%	Marshall Is.	1/1 — 6/30	1/1 — 6/30
White Narcissus Marine S.A.	Vessel Owning Company	100%	Panama	1/1 — 6/30	1/1 — 6/30
Navios G.P. L.L.C.	Operating Company	100%	Marshall Is.	1/1 — 6/30	1/1 — 6/30
Floral Marine Ltd.	Vessel Owning Company	100%	Marshall Is.	1/1 — 6/14	1/1 — 6/30
Red Rose Shipping Corp.	Vessel Owning Company	100%	Marshall Is.	1/1 — 6/30	1/1 — 6/30
Highbird Management Inc.	Vessel Owning Company	100%	Marshall Is.	1/1 — 6/30	1/1 — 6/30
Ducale Marine Inc.	Vessel Owning Company	100%	Marshall Is.	1/1 — 6/30	1/1 — 6/30
Kohylia Shipmanagement S.A.	Vessel Owning Company	100%	Marshall Is.	—	1/1 — 5/18
Vector Shipping Corporation	Vessel Owning Company	100%	Marshall Is.	1/1 — 6/30	1/1 — 6/30
Faith Marine Ltd.	Vessel Owning Company	100%	Liberia	1/1 — 6/30	1/1 — 6/30
Navios Maritime Finance (US) Inc.	Operating Company	100%	Delaware	1/1 — 6/30	1/1 — 6/30
Navios Maritime Finance II (US) Inc.	Operating Company	100%	Delaware	1/1 — 6/30	1/12 — 6/30
Solange Shipping Ltd.	Vessel Owning Company	100%	Marshall Is.	1/1 — 6/30	5/16 — 6/30
Mandora Shipping Ltd	Vessel Owning Company	100%	Marshall Is.	1/1 — 6/30	—
Tulsi Shipmanagement Co.	Vessel Owning Company	100%	Marshall Is.	1/1 — 6/30	4/20 — 6/30
Cinthara Shipping Ltd.	Vessel Owning Company	100%	Marshall Is.	1/1 — 6/30	4/28 — 6/30
Rawlin Services Co.	Vessel Owning Company	100%	Marshall Is.	1/1 — 6/30	5/3 — 6/30
Mauve International S.A.	Vessel Owning Company	100%	Marshall Is.	1/1 — 6/30	5/16 — 6/30
Serenity Shipping Enterprises Inc.	Vessel Owning Company	100%	Marshall Is.	2/23 — 6/30	—

		Effective
	Nature /	Ownership	Country of	Statement of Operations
Company Name	Vessel Name	Interest	Incorporation	2012	2011
Navios Maritime Acquisition Corporation and Subsidiaries(1):
Navios Maritime Acquisition Corporation	Sub-Holding Company	53.7%	Marshall Is.	—	1/1 — 3/30
Aegean Sea Maritime Holdings Inc.	Sub-Holding Company	53.7%	Marshall Is.	—	1/1 — 3/30
Amorgos Shipping Corporation	Vessel Owning Company	53.7%	Marshall Is.	—	1/1 — 3/30
Andros Shipping Corporation	Vessel Owning Company	53.7%	Marshall Is.	—	1/1 — 3/30
Antiparos Shipping Corporation	Vessel Owning Company	53.7%	Marshall Is.	—	1/1 — 3/30
Ikaria Shipping Corporation	Vessel Owning Company	53.7%	Marshall Is.	—	1/1 — 3/30
Kos Shipping Corporation	Vessel Owning Company	53.7%	Marshall Is.	—	1/1 — 3/30
Mytilene Shipping Corporation	Vessel Owning Company	53.7%	Marshall Is.	—	1/1 — 3/30
Skiathos Shipping Corporation	Vessel Owning Company	53.7%	Marshall Is.	—	1/1 — 3/30
Syros Shipping Corporation	Vessel Owning Company	53.7%	Marshall Is.	—	1/1 — 3/30
Skopelos Shipping Corporation	Vessel Owning Company	53.7%	Cayman Is.	—	1/1 — 3/30
Sifnos Shipping Corporation	Vessel Owning Company	53.7%	Marshall Is.	—	1/1 — 3/30
Ios Shipping Corporation	Vessel Owning Company	53.7%	Cayman Is.	—	1/1 — 3/30
Serifos Shipping Corporation	Vessel Owning Company	53.7%	Marshall Is.	—	1/1 — 3/30
Thera Shipping Corporation	Vessel Owning Company	53.7%	Marshall Is.	—	1/1 — 3/30
Shinyo Dream Limited	Vessel Owning Company	53.7%	Hong Kong	—	1/1 — 3/30
Shinyo Kannika Limited	Vessel Owning Company	53.7%	Hong Kong	—	1/1 — 3/30
Shinyo Kieran Limited	Vessel Owning Company	53.7%	British Virgin Is.	—	1/1 — 3/30
Shinyo Loyalty Limited	Vessel Owning Company	53.7%	Hong Kong	—	1/1 — 3/30
Shinyo Navigator Limited	Vessel Owning Company	53.7%	Hong Kong	—	1/1 — 3/30
Shinyo Ocean Limited	Vessel Owning Company	53.7%	Hong Kong	—	1/1 — 3/30
Shinyo Saowalak Limited	Vessel Owning Company	53.7%	British Virgin Is.	—	1/1 — 3/30
Crete Shipping Corporation	Vessel Owning Company	53.7%	Marshall Is.	—	1/1 — 3/30
Rhodes Shipping Corporation	Vessel Owning Company	53.7%	Marshall Is.	—	1/1 — 3/30
Tinos Shipping Corporation	Vessel Owning Company	53.7%	Marshall Is.	—	1/1 — 3/30
Folegandros Shipping Corporation	Vessel Owning Company	53.7%	Marshall Is.	—	1/1 — 3/30
Navios Acquisition Finance (US) Inc.	Operating Company	53.7%	Delaware	—	1/1 — 3/30

		Effective
	Nature /	Ownership	Country of	Statement of Operations
Company Name	Vessel Name	Interest	Incorporation	2012	2011
Navios South American Logistics and Subsidiaries:
Navios South American Logistics Inc.	Sub-Holding Company	63.8%	Marshall Is.	1/1 — 6/30	1/1 — 6/30
Corporacion Navios S.A.	Operating Company	63.8%	Uruguay	1/1 — 6/30	1/1 — 6/30
Nauticler S.A.	Sub-Holding Company	63.8%	Uruguay	1/1 — 6/30	1/1 — 6/30
Compania Naviera Horamar S.A.	Vessel Operating Management Company	63.8%	Argentina	1/1 — 6/30	1/1 — 6/30
Compania de Transporte Fluvial International S.A.	Sub-Holding Company	63.8%	Uruguay	1/1 — 6/30	1/1 — 6/30
Ponte Rio S.A.	Operating Company	63.8%	Uruguay	1/1 — 6/30	1/1 — 6/30
Thalassa Energy S.A. (2)	Barge Owning Company	39.9%	Argentina	—	1/1 — 6/30
		63.8%		1/1 — 6/30	—
HS Tankers Inc. (2)	Tanker Owning Company	32.5%	Panama	—	1/1 — 6/30
		63.8%		1/1 — 6/30	—
HS Navigation Inc. (2)	Tanker Owning Company	32.5%	Panama	—	1/1 — 6/30
		63.8%		1/1 — 6/30	—
HS Shipping Ltd Inc. (2)	Tanker Owning Company	39.9%	Panama	—	1/1 — 6/30
		63.8%		1/1 — 6/30	—
HS South Inc. (2)	Tanker Owning Company	39.9%	Panama	—	1/1 — 6/30
		63.8%		1/1 — 6/30	—
Petrovia Internacional S.A.	Land Owning Company	63.8%	Uruguay	1/1 — 6/30	1/1 — 6/30
Mercopar S.A.	Operating/Barge Owning Company	63.8%	Paraguay	1/1 — 6/30	1/1 — 6/30
Navegacion Guarani S.A.	Operating Barge and Pushboat Owning Company	63.8%	Paraguay	1/1 — 6/30	1/1 — 6/30
Hidrovia OSR S.A.	Oil Spill Response & Salvage Services/ Tanker Owning Company	63.8%	Paraguay	1/1 — 6/30	1/1 — 6/30
Mercofluvial S.A.	Operating/Barge and Pushboat Owning Company	63.8%	Paraguay	1/1 — 6/30	1/1 — 6/30
Petrolera San Antonio S.A. (PETROSAN)	Port Facility Operating Company	63.8%	Paraguay	1/1 — 6/30	1/1 — 6/30
Stability Oceanways S.A.	Operating Barge and Pushboat Owning Company	63.8%	Panama	1/1 — 6/30	1/1 — 6/30
Hidronave South American Logistics S.A.	Pushboat Owning Company	32.5%	Brazil	1/1 — 6/30	1/1 — 6/30
Navarra Shipping Corporation	Tanker Owning Company	63.8%	Marshall Is.	1/1 — 6/30	1/1 — 6/30
Pelayo Shipping Corporation	Tanker Owning Company	63.8%	Marshall Is.	1/1 — 6/30	1/1 — 6/30
Varena Maritime Services S.A.	Barge and Pushboat Owning Operating Company	63.8%	Panama	1/1 — 6/30	4/14 — 6/30
Navios Logistics Finance (US) Inc.	Operating Company	100%	Delaware	1/1 — 6/30	1/16 — 06/30

(1)
On March 30, 2011, immediately after the Navios Acquisition Share Exchange, Navios Holdings' ownership of the voting stock of Navios Acquisition decreased to 45% and Navios Holdings no longer controlled a majority of the voting power of Navios Acquisition. As a result, from March 30, 2011, Navios Acquisition has not been consolidated and has been accounted for under the equity method of accounting based on Navios Holdings' economic interest in Navios Acquisition (see also Note 3).

(2)
On July 25, 2011, Navios Logistics acquired the noncontrolling interests of its joint ventures Thalassa Energy S.A., HS Tankers Inc., HS Navigation Inc., HS Shipping Ltd .Inc. and HS South Inc., in accordance with the terms of certain stock purchase agreements with HS Energy Ltd., an affiliate of Vitol S.A. Navios Logistics paid a total consideration of $8,500 for such noncontrolling interests ($8,638 including transaction expenses), and simultaneously paid $53,155 in full and final settlement of all amounts of indebtedness of such joint ventures.

(c)
Use of estimates: The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the dates of the financial statements and the reported amounts of revenues and expenses during the reporting periods. On an on-going basis, management evaluates the estimates and judgments, including those related to uncompleted voyages, future drydock dates, the carrying value of investments in affiliates, the selection of useful lives for tangible assets, expected future cash flows from long-lived assets to support impairment tests, provisions necessary for accounts receivables, provisions for legal disputes, pension benefits, and contingencies. Management bases its estimates and judgments on historical experience and on various other factors that are believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities that are not readily apparent from other sources. Actual results could differ from those estimates under different assumptions and/or conditions.

(d)	Recent Accounting Pronouncements:
Fair Value Disclosures
In January 2010, the Financial Accounting Standards Board ("FASB") issued amended standards requiring additional fair value disclosures. The amended standards require disclosures of transfers in and out of Levels I and II of the fair value hierarchy, as well as requiring gross basis disclosures for purchases, sales, issuances and settlements within the Level III reconciliation. Additionally, the update clarifies the requirement to determine the level of disaggregation for fair value measurement disclosures and to disclose valuation techniques and inputs used for both recurring and nonrecurring fair value measurements in either Level II or Level III. Navios Holdings adopted the new guidance in the first quarter of fiscal year 2010, except for the disclosures related to purchases, sales, issuance and settlements within Level III, which was effective for Navios Holdings beginning in the first quarter of fiscal year 2012. The adoption of the new standard did not have a significant impact on Navios Holdings' consolidated financial statements.
Goodwill Impairment Guidance
In September 2011, the FASB issued an update to simplify how public entities test goodwill for impairment. The amendments in the update permit an entity to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount on a basis for determining whether it is necessary to perform the two-step goodwill impairment test described in Topic 350. The more-likely-than-not threshold is defined as having a likelihood of more than 50 percent. The amendments are effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. Early adoption is permitted including for annual and interim impairment tests performed as of a date before September 15, 2011, if an entity's financial statements for the most recent annual or interim period have not yet been issued or, for nonpublic entities, have not yet been made available for issuance. The amendment was adopted by Navios Holdings in the first quarter of 2012. The adoption of the new amendments did not have a significant impact on Navios Holdings' consolidated financial statements.